Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	May 31, 2025	May 31, 2024
Operating expenses:
Total operating expenses	$ 4,945	$ (22,437)	$ (9,661)	$ 18,058
Operating (loss) gain	(4,945)	22,437	9,661	(18,058)
Interest income	94	126	565	217
Interest on convertible notes	$ (676)	(1,165)	(4,424)	(4,659)
Amortization of discount on convertible notes		(125)	(407)	(1,076)
Number of reportable segments not disclosed	true
Amortization of debt issuance costs				(572)
Issuance costs for private placement of shares and warrants through placement agent				(2,819)
Loss on induced conversion		(1,180)	(1,180)	(6,680)
Finance charges	$ (13)	(14)	(25)	(2,584)
Loss on note extinguishment				(13,374)
Gain on restructuring of payables			407
Loss on derivatives		(852)	(852)	(236)
Provision (benefit) for income taxes	0	0	0	0
Net (loss) income	(5,540)	19,227	3,745	(49,841)
Share based compensation recognized in general and administrative expense	100	100	800	2,400
Share based compensation recognized in research and development expense	100	0	800	0
Single reporting segment | Operating segment
Operating expenses:
General and administrative expense	1,622	1,473	6,434	8,403
Research and development	3,144	939	7,278	7,240
Return of clinical expenses		(24,985)	(24,985)
Stock-based compensation expense	179	136	1,612	2,415
Total operating expenses	4,945	(22,437)
Operating (loss) gain	(4,945)	22,437	9,661	(18,058)
Interest income	94	126	565	217
Interest on convertible notes	(676)	(1,165)	(4,424)	(4,659)
Amortization of discount on convertible notes		(125)	(407)	(1,076)
Amortization of debt issuance costs				(572)
Issuance costs for private placement of shares and warrants through placement agent				(2,819)
Loss on induced conversion		(1,180)	(1,180)	(6,680)
Finance charges	(13)	(14)	(25)	(2,584)
Loss on note extinguishment				(13,374)
Gain on restructuring of payables			407
Loss on derivatives		(852)	(852)	(236)
Net (loss) income	$ (5,540)	$ 19,227	$ 3,745	$ (49,841)